Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000056395 | Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.86, 2027-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056395 | Ford Motor Company, 0, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056395 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056395 | PG&E Corporation, 4.25, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | LCI Industries, 3, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | Meritage Homes Corporation, 1.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | Avnet, Inc., 1.75, 2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | Deere & Company - Bank of America Finance LLC Synthetic, 4.29, 2028-05-18
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | Technology00971TAN1
Holdings [Line Items]
Percent of Total Investments	99.90%
C000056395 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	0.10%
C000056395 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056395 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000056395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000056395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000056395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000056395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000056395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056395 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000081917 | Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.86, 2027-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081917 | Ford Motor Company, 0, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081917 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081917 | PG&E Corporation, 4.25, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | LCI Industries, 3, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | Meritage Homes Corporation, 1.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | Avnet, Inc., 1.75, 2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | Deere & Company - Bank of America Finance LLC Synthetic, 4.29, 2028-05-18
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | Technology00971TAN1
Holdings [Line Items]
Percent of Total Investments	99.90%
C000081917 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	0.10%
C000081917 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081917 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000081917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000081917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000081917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000081917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000081917 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000056396 | Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.86, 2027-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056396 | Ford Motor Company, 0, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056396 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056396 | PG&E Corporation, 4.25, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | LCI Industries, 3, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | Meritage Homes Corporation, 1.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | Avnet, Inc., 1.75, 2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | Deere & Company - Bank of America Finance LLC Synthetic, 4.29, 2028-05-18
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | Technology00971TAN1
Holdings [Line Items]
Percent of Total Investments	99.90%
C000056396 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	0.10%
C000056396 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000056396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000056396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000056396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000056396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000056396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000056396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000146257 | Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.86, 2027-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000146257 | PG&E Corporation, 4.25, 2027-12-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146257 | NVIDIA Corporation - Bank of Montreal Synthetic, 4.9, 2027-11-22
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Pfizer Investment Enterprises Pte Ltd., 4.45, 2026-05-19
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146257 | Home Depot, Inc. (The), 3, 2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146257 | Berkshire Hathaway, Inc., 3.125, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146257 | 3M Company, 2.25, 2026-09-19
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146257 | Apple, Inc., 2.9, 2027-09-12
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146257 | Verizon Communications, Inc., 0.85, 2025-11-20
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146257 | Colgate-Palmolive Company, 4.8, 2026-03-02
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146257 | Technology00971TAN1
Holdings [Line Items]
Percent of Total Investments	75.10%
C000146257 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.30%
C000146257 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146257 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146257 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146257 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146257 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146257 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000146257 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000146257 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000146257 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000146257 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000146257 | Industrials88579YAV3
Holdings [Line Items]
Percent of Total Investments	22.60%
C000230985 | United States Treasury Bill, 3.5, 2025-11-28
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230985 | Akamai Technologies, Inc., 0.25, 2033-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230985 | Bridgebio Pharma, Inc., 1.75, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230985 | Tetra Tech, Inc., 2.25, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230985 | Cloudflare, Inc., 0, 2030-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230985 | FirstEnergy Corporation, 4, 2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230985 | Alliant Energy Corporation, 3.25, 2028-05-30
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230985 | Super Micro Computer, Inc., 0, 2030-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230985 | Dropbox, Inc., 0, 2028-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230985 | DigitalOcean Holdings, Inc., 0, 2030-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230985 | Long_Index Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230985 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230985 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230985 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230985 | Long_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230985 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230985 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230985 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230985 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000230985 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000230985 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000230985 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000230985 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000230985 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000230985 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000230985 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(19.70%)